Hartford Multifactor International Fund
Schedule of Investments June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Australia - 8.5%
1,040	AGL Energy Ltd.	$14,626
594	Amcor Ltd.	6,759
256	Ansell Ltd.	4,834
765	AusNet Services	1,008
85	Australia & New Zealand Banking Group Ltd.	1,687
504	Bendigo & Adelaide Bank Ltd.	4,102
302	BHP Group Ltd.	8,779
985	Caltex Australia Ltd.	17,146
292	CIMIC Group Ltd.	9,182
961	Coca-Cola Amatil Ltd.	6,899
55	Cochlear Ltd.	8,008
144	Commonwealth Bank of Australia	8,379
62	CSL Ltd.	9,388
1,026	Dexus REIT	9,360
1,962	Evolution Mining Ltd.	6,013
1,809	GPT Group REIT	7,816
692	Insurance Australia Group Ltd.	4,018
47	Macquarie Group Ltd.	4,146
3,628	Mirvac Group REIT	7,986
134	Northern Star Resources Ltd.	1,099
1,623	Orora Ltd.	3,697
2,237	Qantas Airways Ltd.	8,489
12	Ramsay Health Care Ltd.	609
282	Rio Tinto Ltd.	20,650
4,264	Scentre Group REIT	11,508
410	Sonic Healthcare Ltd.	7,812
1,075	Stockland REIT	3,152
198	Suncorp Group Ltd.	1,875
4,095	Telstra Corp. Ltd.	11,073
4,910	Vicinity Centres REIT	8,454
2,703	Viva Energy Group Ltd.(1)	4,010
497	Washington H Soul Pattinson & Co., Ltd.	7,685
901	Wesfarmers Ltd.	22,904
567	Woolworths Group Ltd.	13,240

		266,393

	Austria - 0.3%
83	BAWAG Group AG*(1)	3,477
25	Lenzing AG	2,787
38	Oesterreichische Post AG	1,279
31	OMV AG	1,511
69	UNIQA Insurance Group AG	643

		9,697

	Belgium - 1.6%
21	Ackermans & van Haaren N.V.	3,153
149	Ageas	7,754
51	bpost S.A.	484
215	Colruyt S.A.	12,482
25	Elia System Operator S.A.	1,844
367	Proximus S.A.	10,847
37	Sofina S.A.	7,060
73	UCB S.A.	6,058

		49,682

	Canada - 11.3%
177	Alimentation Couche-Tard, Inc. Class B	11,139
254	Bank of Montreal	19,186
145	Bank of Nova Scotia	7,788
263	BCE, Inc.	11,966
202	Canadian Apartment Properties REIT	7,460
88	Canadian Imperial Bank of Commerce	6,920
63	Canadian Tire Corp. Ltd. Class A	6,864
214	Capital Power Corp.	4,927

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

228	CGI, Inc.*	$17,529
4	Constellation Software, Inc.	3,770
44	Emera, Inc.	1,798
640	Empire Co., Ltd. Class A	16,118
31	Fairfax Financial Holdings Ltd.	15,216
31	Fortis, Inc.	1,224
125	Genworth MI Canada, Inc.	3,956
162	George Weston Ltd.	12,293
647	Great-West Lifeco, Inc.	14,896
271	Husky Energy, Inc.	2,568
748	Hydro One Ltd.(1)	13,046
153	iA Financial Corp., Inc.*	6,232
139	Imperial Oil Ltd.	3,849
96	Intact Financial Corp.	8,872
175	Loblaw Cos., Ltd.	8,960
31	Magna International, Inc.	1,542
228	Manulife Financial Corp.	4,144
183	Metro, Inc.	6,867
48	National Bank of Canada	2,280
172	Norbord, Inc.	4,263
37	Open Text Corp.	1,527
282	Parkland Fuel Corp.	8,947
442	Power Corp. of Canada	9,521
551	Power Financial Corp.	12,673
38	Quebecor, Inc. Class B	905
379	RioCan Real Estate Investment Trust REIT	7,522
230	Rogers Communications, Inc. Class B	12,312
228	Royal Bank of Canada	18,119
116	Saputo, Inc.	3,472
132	Shaw Communications, Inc. Class B	2,693
404	Sun Life Financial, Inc.	16,730
178	Suncor Energy, Inc.	5,553
279	TELUS Corp.	10,314
78	Thomson Reuters Corp.	5,028
62	Toromont Industries Ltd.	2,939
165	Toronto-Dominion Bank	9,641

		353,569

	China - 0.1%
1,500	Kerry Logistics Network Ltd.	2,703

	Denmark - 1.9%
53	Coloplast A/S Class B	5,991
26	GN Store Nord A/S	1,215
140	H. Lundbeck A/S	5,545
206	ISS A/S	6,228
355	Novo Nordisk A/S Class B	18,132
68	Orsted A/S(1)	5,883
14	Rockwool International A/S Class B	3,582
181	Topdanmark A/S	10,215
127	Tryg A/S	4,133

		60,924

	Finland - 0.8%
299	DNA Oyj	7,140
24	Elisa Oyj	1,171
35	Kesko Oyj Class B	1,947
92	Neste Oyj	3,128
64	Nordea Bank Abp	465
64	Orion Oyj Class B	2,347
123	Sampo Oyj Class A	5,806
143	Tieto Oyj	4,237

		26,241

	France - 6.7%
44	Air Liquide S.A.	6,154
132	AXA S.A.	3,467
51	BioMerieux	4,226

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

531	Bouygues S.A.	$19,664
74	Cie de Saint-Gobain	2,890
132	Cie Generale des Etablissements Michelin SCA	16,690
550	CNP Assurances	12,484
24	Covivio REIT	2,512
56	Elior Group S.A.(1)	770
4	EssilorLuxottica S.A.	521
25	Eurazeo SE	1,742
56	Ipsen S.A.	7,638
17	Klepierre S.A. REIT	570
194	Korian S.A.	7,379
9	L’Oreal S.A.	2,559
527	Lagardere SCA	13,730
21	Nexity S.A.	907
595	Orange S.A.	9,385
47	Peugeot S.A.	1,157
73	Rubis SCA	4,110
23	Safran S.A.	3,365
149	Sanofi	12,877
20	Sartorius Stedim Biotech	3,154
519	SCOR SE	22,752
130	Societe BIC S.A.	9,903
51	Sodexo S.A.	5,962
647	Suez	9,336
51	Thales S.A.	6,300
302	TOTAL S.A.	16,940

		209,144

	Germany - 6.4%
130	1&1 Drillisch AG	4,338
48	Allianz SE	11,576
1,581	Aroundtown S.A.	13,044
27	BASF SE	1,964
10	Bayerische Motoren Werke AG	739
54	Carl Zeiss Meditec AG	5,326
180	Covestro AG(1)	9,164
858	Deutsche Telekom AG	14,864
40	Deutsche Wohnen SE	1,466
122	DWS Group GmbH & Co. KGaA(1)	4,259
201	Evonik Industries AG	5,857
73	Hannover Rueck SE	11,804
12	Hochtief AG	1,461
17	Krones AG	1,370
35	LEG Immobilien AG	3,947
219	Merck KGaA	22,875
1,397	Metro AG	25,527
32	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,021
452	Siemens Healthineers AG(1)	19,046
175	Suedzucker AG	2,966
327	TAG Immobilien AG*	7,553
192	Talanx AG*	8,320
1,388	Telefonica Deutschland Holding AG	3,878
211	TLG Immobilien AG	6,178
112	Vonovia SE	5,350

		200,893

	Hong Kong - 4.2%
6,000	Champion REIT	5,000
1,800	Chow Tai Fook Jewellery Group Ltd.	1,958
1,000	CLP Holdings Ltd.	11,020
800	Dairy Farm International Holdings Ltd.	5,718
200	Hang Seng Bank Ltd.	4,978
6,500	HK Electric Investments & HK Electric Investments Ltd.	6,657
1,000	Hong Kong & China Gas Co., Ltd.	2,217
1,300	Hongkong Land Holdings Ltd.	8,379
100	Jardine Matheson Holdings Ltd.	6,307
100	Jardine Strategic Holdings Ltd.	3,816

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

1,500	Link REIT	$18,458
1,000	NWS Holdings Ltd.	2,057
12,000	PCCW Ltd.	6,925
2,000	Sino Land Co., Ltd.	3,354
500	Swire Pacific Ltd. Class A	6,144
1,000	Swire Properties Ltd.	4,043
500	VTech Holdings Ltd.	4,482
10,000	WH Group Ltd.(1)	10,144
1,000	Wharf Holdings Ltd.	2,650
1,000	Wharf Real Estate Investment Co., Ltd.	7,047
4,000	Yue Yuen Industrial Holdings Ltd.	10,971

		132,325

	Ireland - 0.7%
325	Glanbia plc	5,284
94	ICON plc*	14,473
20	Kerry Group plc Class A	2,388

		22,145

	Israel - 2.5%
437	Bank Hapoalim BM	3,245
1,767	Bank Leumi Le-Israel BM	12,772
14,374	Bezeq The Israeli Telecommunication Corp. Ltd.	10,887
1,535	Delek Drilling L.P.	4,590
1,042	Israel Chemicals Ltd.	5,482
9	Israel Corp. Ltd.*	2,192
3,719	Israel Discount Bank Ltd. Class A	15,164
748	Mizrahi Tefahot Bank Ltd.	17,279
69	Taro Pharmaceutical Industries Ltd.	5,894

		77,505

	Italy - 2.5%
2,035	A2A S.p.A.	3,533
247	Assicurazioni Generali S.p.A.	4,650
19	DiaSorin S.p.A.	2,207
863	Enel S.p.A.	6,020
1,025	Eni S.p.A.	17,043
1,534	Italgas S.p.A.	10,310
1,197	Pirelli & C. S.p.A.(1)	7,066
991	Poste Italiane S.p.A.(1)	10,443
137	Recordati S.p.A.	5,710
4,741	UnipolSai Assicurazioni S.p.A.	12,182

		79,164

	Japan - 21.0%
100	ABC-Mart, Inc.	6,522
300	Aeon Co., Ltd.	5,163
200	Alfresa Holdings Corp.	4,946
300	ANA Holdings, Inc.	9,944
300	Aozora Bank Ltd.	7,213
200	Asahi Kasei Corp.	2,138
600	Astellas Pharma, Inc.	8,550
200	Azbil Corp.	4,897
200	Bandai Namco Holdings, Inc.	9,705
100	Benesse Holdings, Inc.	2,334
300	Bic Camera, Inc.	2,949
400	Bridgestone Corp.	15,780
200	Canon Marketing Japan, Inc.	4,375
400	Canon, Inc.	11,713
1,600	Citizen Watch Co., Ltd.	8,233
300	Dai Nippon Printing Co., Ltd.	6,407
200	Dai-ichi Life Holdings, Inc.	3,026
100	Daicel Corp.	891
1,800	Daiwa Securities Group, Inc.	7,903
100	FamilyMart UNY Holdings Co., Ltd.	2,387
400	FUJIFILM Holdings Corp.	20,308
100	Fujitsu Ltd.	6,989

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

300	Hakuhodo DY Holdings, Inc.	$5,067
400	Haseko Corp.	4,058
200	Heiwa Corp.	4,114
100	Hitachi Ltd.	3,679
400	Hitachi Metals Ltd.	4,536
100	Hitachi Transport System Ltd.	3,253
400	Honda Motor Co., Ltd.	10,344
100	Hoya Corp.	7,685
500	Iida Group Holdings Co., Ltd.	8,095
300	ITOCHU Corp.	5,747
600	Japan Airlines Co., Ltd.	19,149
300	Japan Post Bank Co., Ltd.	3,049
600	Japan Post Holdings Co., Ltd.	6,795
200	Japan Post Insurance Co., Ltd.	3,710
1,700	JXTG Holdings, Inc.	8,473
900	K’s Holdings Corp.	8,498
200	Kajima Corp.	2,751
200	Kaken Pharmaceutical Co., Ltd.	9,380
100	Kansai Electric Power Co., Inc.	1,146
400	Kansai Mirai Financial Group, Inc.	2,569
300	KDDI Corp.	7,634
400	Kinden Corp.	6,139
1,600	Konica Minolta, Inc.	15,590
200	Kuraray Co., Ltd.	2,396
600	Kyushu Railway Co.	17,504
100	Lawson, Inc.	4,804
300	Marubeni Corp.	1,991
100	Maruichi Steel Tube Ltd.	2,783
300	Mazda Motor Corp.	3,105
1,900	Mebuki Financial Group, Inc.	4,965
400	Medipal Holdings Corp.	8,847
200	Mitsubishi Chemical Holdings Corp.	1,400
200	Mitsubishi Corp.	5,285
100	Mitsubishi Heavy Industries Ltd.	4,361
200	Mitsubishi Tanabe Pharma Corp.	2,226
100	Mitsui & Co., Ltd.	1,632
200	Mixi, Inc.	4,016
200	NEC Corp.	7,892
100	NH Foods Ltd.	4,288
400	Nihon Kohden Corp.	10,869
200	Nippo Corp.	3,947
300	Nippon Kayaku Co., Ltd.	3,617
300	Nippon Telegraph & Telephone Corp.	13,977
500	Nissan Motor Co., Ltd.	3,581
200	NTT Data Corp.	2,670
400	NTT DOCOMO, Inc.	9,333
300	Obayashi Corp.	2,964
200	ORIX Corp.	2,989
400	Osaka Gas Co., Ltd.	6,981
100	Otsuka Holdings Co., Ltd.	3,268
200	Panasonic Corp.	1,671
500	Resona Holdings, Inc.	2,086
200	Ricoh Co., Ltd.	2,001
100	Rohto Pharmaceutical Co., Ltd.	2,723
200	Sankyo Co., Ltd.	7,252
200	Sawai Pharmaceutical Co., Ltd.	10,825
100	Secom Co., Ltd.	8,617
100	Sega Sammy Holdings, Inc.	1,218
100	Sekisui Chemical Co., Ltd.	1,506
700	Sekisui House Ltd.	11,534
200	Seven & i Holdings Co., Ltd.	6,776
300	SG Holdings Co., Ltd.	8,530
100	Shimamura Co., Ltd.	7,487
800	Skylark Holdings Co., Ltd.	13,981
1,200	Sojitz Corp.	3,862
500	Sony Financial Holdings, Inc.	12,033

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

300	Subaru Corp.	$7,304
200	Sumitomo Dainippon Pharma Co., Ltd.	3,808
600	Sumitomo Electric Industries Ltd.	7,898
500	Sumitomo Forestry Co., Ltd.	6,010
100	Sumitomo Rubber Industries Ltd.	1,158
100	Suzuken Co., Ltd.	5,876
100	Taisei Corp.	3,643
300	Taiyo Nippon Sanso Corp.	6,387
100	Teijin Ltd.	1,708
300	Tokio Marine Holdings, Inc.	15,053
300	Tokyo Electric Power Co. Holdings, Inc.*	1,567
400	Tokyo Gas Co., Ltd.	9,429
200	Toyota Boshoku Corp.	2,630
100	Toyota Motor Corp.	6,206
100	TS Tech Co., Ltd.	2,732
200	Tsumura & Co.	5,589
200	TV Asahi Holdings Corp.	3,232
100	West Japan Railway Co.	8,094
500	Yamada Denki Co., Ltd.	2,213
200	Yamazaki Baking Co., Ltd.	3,028
300	Zensho Holdings Co., Ltd.	6,108

		657,300

	Luxembourg - 0.4%
384	Grand City Properties S.A.	8,783
1,000	L’Occitane International S.A.	1,975
46	SES S.A.	719

		11,477

	Netherlands - 3.8%
402	Aegon N.V.	1,997
509	ASR Nederland N.V.	20,681
146	GrandVision N.V.(1)	3,392
766	Koninklijke Ahold Delhaize N.V.	17,197
93	Koninklijke DSM N.V.	11,475
374	NN Group N.V.	15,034
96	Randstad N.V.	5,269
617	Royal Dutch Shell plc Class A	20,137
553	Signify N.V.(1)	16,349
85	Wolters Kluwer N.V.	6,184

		117,715

	New Zealand - 0.8%
1,727	Air New Zealand Ltd.	3,079
473	Contact Energy Ltd.	2,545
835	Fisher & Paykel Healthcare Corp. Ltd.	8,686
150	Meridian Energy Ltd.	479
1,571	Spark New Zealand Ltd.*	4,209
1,429	Z Energy Ltd.	6,071

		25,069

	Norway - 1.1%
269	Austevoll Seafood ASA	2,828
179	Entra ASA(1)	2,751
436	Equinor ASA	8,649
115	Leroy Seafood Group ASA	762
196	Marine Harvest ASA*	4,586
184	Orkla ASA	1,633
138	SpareBank 1 SR-Bank ASA	1,682
494	Telenor ASA	10,496

		33,387

	Portugal - 0.4%
835	Galp Energia SGPS S.A.	12,842

	Russia - 0.2%
348	Polymetal International plc	4,413

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

18	X5 Retail Group N.V. GDR	$617

		5,030

	Singapore - 2.9%
6,400	ComfortDelGro Corp. Ltd.	12,586
400	DBS Group Holdings Ltd.	7,684
200	Jardine Cycle & Carriage Ltd.	5,359
1,700	Mapletree Commercial Trust REIT	2,627
900	Mapletree Industrial Trust REIT	1,491
7,500	Mapletree North Asia Commercial Trust REIT	8,093
2,600	NetLink NBN Trust UNIT	1,710
1,400	Oversea-Chinese Banking Corp. Ltd.	11,809
1,200	SATS Ltd.	4,630
2,300	Singapore Airlines Ltd.	15,760
1,300	Singapore Technologies Engineering Ltd.	3,982
800	Singapore Telecommunications Ltd.	2,069
4,400	StarHub Ltd.	5,014
100	United Overseas Bank Ltd.	1,933
600	Venture Corp. Ltd.	7,244

		91,991

	Spain - 2.4%
39	Acciona S.A.	4,186
38	ACS Actividades de Construccion y Servicios S.A.	1,520
230	Bolsas y Mercados Espanoles SHMSF S.A.	5,631
341	Cia de Distribucion Integral Logista Holdings S.A.	7,722
245	Ebro Foods S.A.	5,242
202	Enagas S.A.	5,391
540	Endesa S.A.	13,889
937	Gestamp Automocion S.A.(1)	5,544
460	Merlin Properties Socimi S.A. REIT	6,376
2,225	Prosegur Cash S.A.(1)	4,404
125	Red Electrica Corp. S.A.	2,603
301	Repsol S.A.	4,723
594	Telefonica S.A.	4,885
40	Viscofan S.A.	2,097

		74,213

	Sweden - 2.1%
529	Axfood AB	10,474
266	BillerudKorsnas AB	3,544
330	Castellum AB	6,315
83	Essity AB Class B	2,553
227	Hennes & Mauritz AB Class B	4,033
199	ICA Gruppen AB	8,555
35	Investor AB Class B	1,683
129	Loomis AB Class B	4,435
675	Peab AB	5,772
221	Securitas AB Class B	3,879
73	Skandinaviska Enskilda Banken AB Class A	676
107	Svenska Handelsbanken AB Class A	1,056
754	Swedbank AB Class A	11,351
536	Telia Co., AB	2,376

		66,702

	Switzerland - 6.8%
26	Adecco Group AG	1,562
24	Alcon, Inc.*	1,482
119	Baloise Holding AG	21,076
6	Banque Cantonale Vaudoise	4,672
61	BKW AG	4,076
3	Givaudan S.A.	8,474
133	Helvetia Holding AG	16,695
27	Julius Baer Group Ltd.*	1,203
89	Kuehne + Nagel International AG	13,220
80	Nestle S.A.	8,282
116	Novartis AG	10,590

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

116	Pargesa Holding S.A.	$8,946
48	PSP Swiss Property AG	5,610
65	Roche Holding AG	18,277
2	SGS S.A.	5,098
33	Sika AG	5,638
24	Sonova Holding AG	5,462
222	Sunrise Communications Group AG*(1)	16,581
52	Swiss Life Holding AG	25,781
106	Swiss Re AG	10,771
61	Zurich Insurance Group AG	21,225

		214,721

	United Kingdom - 10.1%
98	Ashtead Group plc	2,808
160	AstraZeneca plc	13,080
3,771	Avast plc(1)	14,388
35	Bellway plc	1,238
47	Berkeley Group Holdings plc	2,227
2,389	BP plc	16,644
579	Britvic plc	6,533
5,552	BT Group plc	13,882
52	Burberry Group plc	1,232
9,034	Centrica plc	10,071
143	Close Brothers Group plc	2,566
78	Coca-Cola European Partners plc	4,342
569	Compass Group plc	13,640
21	Croda International plc	1,366
102	Diageo plc	4,390
2,842	Direct Line Insurance Group plc	11,980
64	Ferguson plc*	4,556
522	GlaxoSmithKline plc	10,463
277	Hiscox Ltd.	5,951
811	HSBC Holdings plc	6,769
637	Inchcape plc	4,992
2,468	Kingfisher plc	6,727
929	Legal & General Group plc	3,183
56	Linde plc	11,245
252	Marks & Spencer Group plc	674
300	Mondi plc	6,828
903	National Grid plc	9,603
1,926	Pearson plc	20,038
126	Pennon Group plc	1,189
225	Redrow plc	1,558
626	RELX plc	15,183
2,302	Rentokil Initial plc	11,622
151	Rio Tinto plc	9,346
1,799	Royal Mail plc	4,841
914	Smith & Nephew plc	19,847
211	Spectris plc	7,707
130	SSP Group plc	1,133
874	Tate & Lyle plc	8,193
80	Unilever N.V.	4,861
232	Unilever plc	14,401
241	WH Smith plc	6,037

		317,334

	United States - 0.2%
62	Waste Connections, Inc.	5,923

	Total Common Stocks (cost $3,004,293)	$3,124,089

Rights - 0.0%
	Spain - 0.0%
38	ACS Actividades de Construccion y Servicios S.A.*	60

Hartford Multifactor International Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

301	Repsol S.A.*		$167

			227

	Total Rights (cost $233)		$227

	Total Long-Term Investments (cost $3,004,526)		$3,124,316

	Total Investments (cost $3,004,526)	99.7%	$3,124,316
	Other Assets and Liabilities	0.3%	9,997

	Total Net Assets	100.0%	$3,134,313

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $150,717, representing 4.8% of net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

Hartford Multifactor International Fund
Schedule of Investments June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$266,393	$—	$266,393	$—
Austria	9,697	643	9,054	—
Belgium	49,682	—	49,682	—
Canada	353,569	353,569	—	—
China	2,703	—	2,703	—
Denmark	60,924	—	60,924	—
Finland	26,241	7,355	18,886	—
France	209,144	17,810	191,334	—
Germany	200,893	10,056	190,837	—
Hong Kong	132,325	6,657	125,668	—
Ireland	22,145	16,861	5,284	—
Israel	77,505	5,894	71,611	—
Italy	79,164	—	79,164	—
Japan	657,300	—	657,300	—
Luxembourg	11,477	719	10,758	—
Netherlands	117,715	16,349	101,366	—
New Zealand	25,069	—	25,069	—
Norway	33,387	—	33,387	—
Portugal	12,842	—	12,842	—
Russia	5,030	617	4,413	—
Singapore	91,991	1,710	90,281	—
Spain	74,213	—	74,213	—
Sweden	66,702	8,555	58,147	—
Switzerland	214,721	1,482	213,239	—
United Kingdom	317,334	21,617	295,717	—
United States	5,923	5,923	—	—
Rights	227	227	—	—

Total	$3,124,316	$476,044	$2,648,272	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

Hartford Multifactor Large Cap Value Fund
Schedule of Investments June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Automobiles & Components - 1.2%
749	Ford Motor Co.	$7,662
121	General Motors Co.	4,662

		12,324

	Banks - 3.0%
73	BB&T Corp.	3,587
5	Commerce Bancshares, Inc.	298
131	JP Morgan Chase & Co.	14,646
40	PNC Financial Services Group, Inc.	5,491
120	US Bancorp	6,288
23	Wells Fargo & Co.	1,088

		31,398

	Capital Goods - 7.2%
20	3M Co.	3,467
70	AGCO Corp.	5,430
40	Cummins, Inc.	6,854
69	Eaton Corp. plc	5,746
21	General Dynamics Corp.	3,818
55	Honeywell International, Inc.	9,602
21	Huntington Ingalls Industries, Inc.	4,719
27	Illinois Tool Works, Inc.	4,072
47	Johnson Controls International plc	1,942
7	L3 Technologies, Inc.	1,716
5	Lockheed Martin Corp.	1,818
23	Northrop Grumman Corp.	7,431
36	Raytheon Co.	6,260
80	Sensata Technologies Holding plc*	3,920
15	Snap-on, Inc.	2,485
52	United Technologies Corp.	6,770

		76,050

	Commercial & Professional Services - 1.0%
83	IAA, Inc.*	3,219
83	KAR Auction Services, Inc.	2,075
61	Republic Services, Inc.	5,285

		10,579

	Consumer Durables & Apparel - 0.8%
30	Carter’s, Inc.	2,926
162	PulteGroup, Inc.	5,123

		8,049

	Consumer Services - 2.0%
95	McDonald’s Corp.	19,728
28	ServiceMaster Global Holdings, Inc.*	1,458

		21,186

	Diversified Financials - 9.0%
269	AGNC Investment Corp. REIT	4,525
23	American Express Co.	2,839
480	Annaly Capital Management, Inc. REIT	4,382
61	Bank of New York Mellon Corp.	2,693
144	Berkshire Hathaway, Inc. Class B*	30,696
15	BlackRock, Inc.	7,040
140	Blackstone Mortgage Trust, Inc. Class A REIT	4,981
259	Chimera Investment Corp. REIT	4,887
37	CME Group, Inc.	7,182
87	Intercontinental Exchange, Inc.	7,477
663	MFA Financial, Inc. REIT	4,760
40	Nasdaq, Inc.	3,847
214	Starwood Property Trust, Inc. REIT	4,862
350	Two Harbors Investment Corp. REIT	4,435

		94,606

Hartford Multifactor Large Cap Value Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

	Energy - 0.9%
73	EQT Corp.	$1,154
329	Kinder Morgan, Inc.	6,870
41	Schlumberger Ltd.	1,629

		9,653

	Food & Staples Retailing - 1.7%
98	Sysco Corp.	6,931
102	Walmart, Inc.	11,270

		18,201

	Food, Beverage & Tobacco - 6.2%
125	Altria Group, Inc.	5,919
156	Archer-Daniels-Midland Co.	6,365
339	Coca-Cola Co.	17,262
109	Hormel Foods Corp.	4,419
34	Ingredion, Inc.	2,804
1	JM Smucker Co.	115
88	Kellogg Co.	4,714
98	Mondelez International, Inc. Class A	5,282
123	PepsiCo., Inc.	16,129
27	Tyson Foods, Inc. Class A	2,180

		65,189

	Health Care Equipment & Services - 7.2%
152	Abbott Laboratories	12,783
13	Anthem, Inc.	3,669
31	Cigna Corp.*	4,884
52	Danaher Corp.	7,432
10	HCA Healthcare, Inc.	1,352
81	Henry Schein, Inc.*	5,662
24	Humana, Inc.	6,367
33	Laboratory Corp. of America Holdings*	5,706
57	MEDNAX, Inc.*	1,438
220	Medtronic plc	21,426
56	Quest Diagnostics, Inc.	5,701

		76,420

	Household & Personal Products - 3.1%
13	Colgate-Palmolive Co.	932
56	Kimberly-Clark Corp.	7,464
219	Procter & Gamble Co.	24,013

		32,409

	Insurance - 14.1%
134	Aflac, Inc.	7,345
8	Alleghany Corp.*	5,449
70	Allstate Corp.	7,118
49	American Financial Group, Inc.	5,021
31	Aon plc	5,982
147	Arch Capital Group Ltd.*	5,451
60	Arthur J Gallagher & Co.	5,255
85	Axis Capital Holdings Ltd.	5,070
49	Chubb Ltd.	7,217
56	Cincinnati Financial Corp.	5,806
112	CNA Financial Corp.	5,272
22	Everest Re Group Ltd.	5,438
121	Fidelity National Financial, Inc.	4,876
9	First American Financial Corp.	483
40	Hanover Insurance Group, Inc.	5,132
99	Loews Corp.	5,412
5	Markel Corp.*	5,448
53	Marsh & McLennan Cos., Inc.	5,287
145	MetLife, Inc.	7,202
231	Old Republic International Corp.	5,170
24	Principal Financial Group, Inc.	1,390
39	Prudential Financial, Inc.	3,939
33	Reinsurance Group of America, Inc.	5,149

Hartford Multifactor Large Cap Value Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

33	RenaissanceRe Holdings Ltd.	$5,874
56	Torchmark Corp.	5,010
49	Travelers Cos., Inc.	7,327
26	Willis Towers Watson plc	4,980
86	WR Berkley Corp.	5,670

		148,773

	Materials - 2.7%
83	Ball Corp.	5,809
6	Dow, Inc.*	296
17	DuPont de Nemours, Inc.	1,276
58	Eastman Chemical Co.	4,514
11	NewMarket Corp.	4,410
59	PPG Industries, Inc.	6,886
81	Sonoco Products Co.	5,293

		28,484

	Media & Entertainment - 1.8%
76	Cinemark Holdings, Inc.	2,744
8	Comcast Corp. Class A	338
211	Interpublic Group of Cos., Inc.	4,767
30	Liberty Media Corp-Liberty SiriusXM*	1,139
62	Omnicom Group, Inc.	5,081
105	Tribune Media Co., Class A	4,853

		18,922

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
48	Amgen, Inc.	8,845
110	Eli Lilly & Co.	12,187
16	Gilead Sciences, Inc.	1,081
184	Johnson & Johnson	25,628
327	Merck & Co., Inc.	27,419
679	Pfizer, Inc.	29,414
41	United Therapeutics Corp.*	3,200

		107,774

	Real Estate - 5.0%
24	American Tower Corp. REIT	4,907
78	Apartment Investment & Management Co. Class A, REIT	3,909
13	AvalonBay Communities, Inc. REIT	2,641
23	Camden Property Trust REIT	2,401
144	Equity Commonwealth REIT	4,683
21	Equity Residential REIT	1,594
17	Essex Property Trust, Inc. REIT	4,963
133	Gaming and Leisure Properties, Inc. REIT	5,184
2	Lamar Advertising Co., Class A, REIT	161
61	National Health Investors, Inc. REIT	4,760
85	National Retail Properties, Inc. REIT	4,506
139	Rayonier, Inc. REIT	4,212
16	Realty Income Corp. REIT	1,104
19	Simon Property Group, Inc. REIT	3,035
64	WP Carey, Inc. REIT	5,196

		53,256

	Retailing - 1.9%
4	AutoZone, Inc.*	4,398
17	Best Buy Co., Inc.	1,185
12	Expedia Group, Inc.	1,596
30	Genuine Parts Co.	3,107
39	Kohl’s Corp.	1,855
10	Macy’s, Inc.	215
86	Target Corp.	7,449

		19,805

	Semiconductors & Semiconductor Equipment - 0.1%
11	Skyworks Solutions, Inc.	850

	Software & Services - 4.9%
87	Amdocs Ltd.	5,402

Hartford Multifactor Large Cap Value Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

27	Automatic Data Processing, Inc.	$4,464
81	CDK Global, Inc.	4,005
46	Citrix Systems, Inc.	4,514
61	Fidelity National Information Services, Inc.	7,483
56	j2 Global, Inc.	4,978
68	MAXIMUS, Inc.	4,933
106	Oracle Corp.	6,039
8	Sabre Corp.	177
28	VMware, Inc. Class A	4,682
267	Western Union Co.	5,311

		51,988

	Technology Hardware & Equipment - 2.6%
60	Arrow Electronics, Inc.*	4,276
132	Cisco Systems, Inc.	7,225
167	Jabil, Inc.	5,277
183	Juniper Networks, Inc.	4,873
34	Motorola Solutions, Inc.	5,669

		27,320

	Telecommunication Services - 5.3%
650	AT&T, Inc.	21,781
92	T-Mobile US, Inc.*	6,821
470	Verizon Communications, Inc.	26,851

		55,453

	Transportation - 0.6%
9	AMERCO	3,407
46	Delta Air Lines, Inc.	2,611
5	Kansas City Southern	609

		6,627

	Utilities - 7.0%
7	Ameren Corp.	526
65	American Electric Power Co., Inc.	5,721
27	Atmos Energy Corp.	2,850
160	CenterPoint Energy, Inc.	4,581
49	CMS Energy Corp.	2,837
79	Consolidated Edison, Inc.	6,927
50	Dominion Energy, Inc.	3,866
35	DTE Energy Co.	4,476
63	Duke Energy Corp.	5,559
26	Entergy Corp.	2,676
123	Exelon Corp.	5,897
92	Hawaiian Electric Industries, Inc.	4,007
35	NextEra Energy, Inc.	7,170
27	Pinnacle West Capital Corp.	2,540
44	Public Service Enterprise Group, Inc.	2,588
38	Southern Co.	2,101
73	WEC Energy Group, Inc.	6,086
60	Xcel Energy, Inc.	3,569

		73,977

	Total Common Stocks (cost $997,592)	$1,049,293

Hartford Multifactor Large Cap Value Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

Total Investments (cost $997,592)	99.5%	$1,049,293
Other Assets and Liabilities	0.5%	5,370

Total Net Assets	100.0%	$1,054,663

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Multifactor Large Cap Value Fund
Schedule of Investments – (continued) June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$12,324	$12,324	$—	$—
Banks	31,398	31,398	—	—
Capital Goods	76,050	76,050	—	—
Commercial & Professional Services	10,579	10,579	—	—
Consumer Durables & Apparel	8,049	8,049	—	—
Consumer Services	21,186	21,186	—	—
Diversified Financials	94,606	94,606	—	—
Energy	9,653	9,653	—	—
Food & Staples Retailing	18,201	18,201	—	—
Food, Beverage & Tobacco	65,189	65,189	—	—
Health Care Equipment & Services	76,420	76,420	—	—
Household & Personal Products	32,409	32,409	—	—
Insurance	148,773	148,773	—	—
Materials	28,484	28,484	—	—
Media & Entertainment	18,922	18,922	—	—
Pharmaceuticals, Biotechnology & Life Sciences	107,774	107,774	—	—
Real Estate	53,256	53,256	—	—
Retailing	19,805	19,805	—	—
Semiconductors & Semiconductor Equipment	850	850	—	—
Software & Services	51,988	51,988	—	—
Technology Hardware & Equipment	27,320	27,320	—	—
Telecommunication Services	55,453	55,453	—	—
Transportation	6,627	6,627	—	—
Utilities	73,977	73,977	—	—

Total	$1,049,293	$1,049,293	$—	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

June 30, 2019 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.